Leases	12 Months Ended
Aug. 31, 2020
Leases [Abstract]
Leases

14. LEASES

Below is a summary of the activity related to the Company’s right-of-use assets for the year ended August 31, 2020.

2020
$
Net book value as at September 1, 2019	1,340
Additions	59
Amortization	(141)
Lease terminations and other	(12)
Net book value as at August 31, 2020	1,246

Below is a summary of the activity related to the Company’s lease liabilities for the year ended August 31, 2020.

2020
$
Balance as at September 1, 2019	1,324
Net additions	55
Interest on lease liabilities	44
Interest payments on lease liabilities	(44)
Principal payments of lease liabilities	(112)
Other	3
Balance as at August 31, 2020	1,270

Current	113
Long-term	1,211
Balance as at September 1, 2019	1,324
Current	113
Long-term	1,157
Balance as at August 31, 2020	1,270

Lease liabilities are subject to amortization schedules, which results in the principal being repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 3.5% as at August 31, 2020. Refer to Note 30 for a maturity analysis of the Company’s lease liabilities.

The Company leases Ku-band and C-band transponders on the Anik F1R, Anik F2 and Anik G1 satellites. As part of the Ku-band transponder agreements with Telesat Canada, the Company is committed to paying annual transponder maintenance and licence fees for each transponder from the time the satellite becomes operational for a period of 15 years. As at August 31, 2020, the Company has recorded lease liabilities of $306 relating to these transponders. Included in operating, general and administrative expenses are transponder maintenance expenses of $nil (2019 - $84).

Below is a summary of the Company’s other expenses related to leases included in operating, general and administrative expenses.

	2020	2019
	$	$
Rental expense related to operating leases	-	164
Exepnses related to variable lease components not included in lease liabilities	20	-
Expenses related to low-value leases	32	-
	52	164